Stock Based Compensation (Tables)	12 Months Ended
Jun. 30, 2014
Class B Series Two Common Shares
Common Shares Granted, Shares Withheld for Income Tax Withholdings, Shares Redeemed and Shares Outstanding

The following tables summarize the Class B Series Two common shares redeemed and shares outstanding pursuant to the EIP:

	For the year ended June 30, 2014
	Shares	Taxes	Total outstanding
Shares outstanding at June 30, 2013	254,965	(190,449)	64,516
Redemptions	(3,050)	—	(3,050)

Shares outstanding at June 30, 2014	251,915	(190,449)	61,466

	For the year ended June 30, 2013
	Shares	Taxes	Total outstanding
Shares outstanding at June 30, 2012	327,040	(190,449)	136,591
Redemptions	(72,075)	—	(72,075)

Shares outstanding at June 30, 2013	254,965	(190,449)	64,516

Class B Series Three Common Shares
Common Shares Granted, Shares Withheld for Income Tax Withholdings, Shares Redeemed and Shares Outstanding

The following tables summarize the Class B Series Three common shares granted, shares withheld for income tax withholdings at the election of the participants, shares redeemed and shares outstanding pursuant to the EIP:

	For the year ended June 30, 2014
	Shares	Taxes	Total outstanding
Shares outstanding at June 30, 2013	1,634,452	(470,862)	1,163,590
Grants	635,074	(195,289)	439,785
Redemptions	(197,533)	—	(197,533)

Shares outstanding at June 30, 2014	2,071,993	(666,151)	1,405,842

	For the year ended June 30, 2013
	Shares	Taxes	Total outstanding
Shares outstanding at June 30, 2012	1,260,828	(343,717)	917,111
Grants	495,020	(127,145)	367,875
Redemptions	(121,396)	—	(121,396)

Shares outstanding at June 30, 2013	1,634,452	(470,862)	1,163,590